SEGMENT REPORTING, Revenue from External Customers Based on Geographical Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Information [Abstract]
Consolidated revenue	$ 9,955,190	$ 4,375,664	$ 2,175,378
Southeast Asia [Member]
Segment Information [Abstract]
Consolidated revenue	6,316,782	2,791,894	1,378,141
Latin America [Member]
Segment Information [Abstract]
Consolidated revenue	1,850,861	790,308	282,618
Rest of Asia [Member]
Segment Information [Abstract]
Consolidated revenue	1,394,342	655,007	489,291
Rest of the World [Member]
Segment Information [Abstract]
Consolidated revenue	$ 393,205	$ 138,455	$ 25,328